Concentrations, Risks and Uncertainties	12 Months Ended
Oct. 31, 2024
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 10 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration of sales revenues generated by third-party customers comprised of the following:-

	Years Ended
	October 31, 2024		October 31, 2023		October 31, 2022
Customer A	412,146	29.44%	-	-%	-	-%
Customer B	333,450	23.82%	-	-%	-	-%
Customer E	245,577	17.54%	-	-%	-	-%
Customer F	192,890	13.78%	-	-%	-	-%
Customer G	120,362	8.60%	-	-%	-	-%
Total	1,304,425	93.16%	-	-%	-	-%